LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 0	$ 253
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	1,596	2,862
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	1,582	2,299
SCF 5.000% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,318	2,990
Revolving Credit Facility [Member] | SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	6,836	8,484
Revolving Credit Facility [Member] | SCC 2021 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 248	$ 308